Earnings Per Share - Schedule of Earnings Per Share (Detail) - SEK (kr) kr / shares in Units, shares in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic
Net income (loss) attributable to owners of the Parent Company (SEK million)	kr (26,446)	kr 18,724	kr 22,694
Average number of shares outstanding, basic (millions)	3,330	3,330	3,329
Earnings (loss) per share attributable to owners of the Parent Company, basic (SEK)	kr (7.94)	kr 5.62	kr 6.82
Diluted
Net income (loss) attributable to owners of the Parent Company (SEK million)	kr (26,446)	kr 18,724	kr 22,694
Average number of shares outstanding, basic (millions)	3,330	3,330	3,329
Dilutive effect for stock purchase (millions)	0	4	3
Average number of shares outstanding, diluted (millions)	3,330	3,334	3,332
Earnings (loss) per share attributable to owners of the Parent Company, diluted (SEK)	kr (7.94)	kr 5.62	kr 6.81